LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
LEASE LIABILITIES.
Schedule of carrying amounts of lease liabilities

	December 31,	December 31,
	2024	2023
Balance as at beginning of the year	3,277	638
Additions	161	3,389
Modification	836	(279)
Accretion of interests	123	65
Payments	(790)	(595)
Effect of movement in exchange rates	90	59
Balance as at end of year	3,697	3,277

Schedule of maturity analysis of lease liabilities

	December 31, 2024
	Present value	Total
	of the minimum	minimum
	lease payments	lease payments
Within 1 year	882	943
After 1 year but within 2 years	851	943
After 2 years but within 5 years	1,830	2,007
After 5 years	134	126
	3,697	4,019
Less: Total future interest expenses		(322)
		3,697

Schedule of amounts recognized in the consolidated statement of loss and comprehensive income (loss)

	Year Ended December 31,
	2024	2023
Amortization expense on right of use assets	806	579
Interest expense on lease liabilities	123	65
Total amount recognized in the income statement	929	644